Basis of Presentation and Summary of Significant Accounting Policies (Details 3) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from basic and dilutive loss per share	1,555,000	2,025,000	1,860,000	2,440,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from basic and dilutive loss per share		155,000		510,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from basic and dilutive loss per share	1,555,000	1,860,000	1,860,000	1,930,000